February 7, 2006

VIA EDGAR

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Community Partners Bancorp (the “Company”) Amendment No. 3 to Form S-4 filed November 10, 2005 File No. 333-129638 (the “Registration Statement”)

Attached for filing via EDGAR on behalf of the Company is Amendment No. 3 to the Registration Statement.

If you have any questions relating to the registration statement, please do not hesitate to either contact me by telephone at (973) 966-8125 or by facsimile at (973) 966-1015.

Very truly yours,

/s/ MICHAEL W. ZELENTY

MICHAEL W. ZELENTY

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